Exhibit 99.3

Deal Loan ID	Data Field	Tape Data	Review Data	Tape Discrepancy Comments
4216518541	CLTV	45.90%	45.89%	Rounding
4216518541	DTI	0.00%	50.00%	1008 DTI is 49.568% Audit monthly debt figures are based on the most recent credit report in the loan file
4216518541	FICO	786	754	Audit utilized the lower of the mid score for both borrowers’.
4216518541	LTV	45.90%	45.89%	Rounding
4643634032	Loan Type	3/1 or 3/6 Mos Arm	3 Yr. ARM IO	Loan Type Properly Reflective of Note and Riders in File
0941540171	Loan Type	5/1 or 5/6 Mos ARM	5 Yr. IO ARM	Loan Type Properly Reflective of Note and Riders in File
0941540171	Property City	Per Tape	Per Data	Discrepancy noted on documentation in file for name of city. Lender provided exception approval.
3797976000	DTI	4.24%	42.74%	1008 DTi is 4.236%; o Audit used more conservative income calcculation based on updated documentation in file.
3797976000	Loan Type	Other Fixed	Fixed Rate IO	Loan Type Properly Reflective of Note and Riders in File
1838898928	DTI	26.78%	30.05%	1008 DTI 26.778% Audit used a more conservative figure for Net Rental Income based on the documentation in the loan file
1838898928	FICO	683	678	Audit utilized the lower of the mid score for both borrowers’.
7982588976	DTI	40.61%	40.76%	1008 DTI is 40.614%; Audit monthly debt figures are based on the most recent credit report in the loan file.
4036815304	DTI	31.63%	29.34%	1008 DTI 31.343% Audit used updated hazard premium to calculate per documentation in file.